Financial Instruments - Schedule of Remaining Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 63,881	$ 41,797
Convertible notes	186,035
Deposits received	7,264
Lease obligation	1,691
Income tax payable	2,679
Total Contractual Obligation	261,550
Within a year [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	63,881
Convertible notes	7,515
Deposits received	7,264
Lease obligation	364
Income tax payable	2,679
Total Contractual Obligation	81,703
2-5 years [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible notes	178,520
Deposits received
Lease obligation	1,270
Income tax payable
Total Contractual Obligation	179,790
Over 5 years [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Convertible notes
Deposits received
Lease obligation	57
Income tax payable
Total Contractual Obligation	$ 57